CURRENT AND DEFERRED INCOME TAX - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate	27.00%	27.00%
Deferred income tax liabilities	$ 483,449	$ 127,815
Temporary differences associated with investments in subsidiaries	47,000	46,500
Investments in Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ 14,100	$ 14,000